Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Earnings per Share
Anti-dilutive shares of performance units	201,318		201,318
Income (numerator):
Net income attributable to controlling interests	$ 9,529	$ (869)	$ 9,555	$ (869)
Weighted-average shares (denominator):
Weighted-average number of shares of Class A common stock - basic	12,508,000	12,500,000	12,503,000	12,500,000
Weighted-average number of shares of Class A common stock - diluted	12,573,000	12,500,000	12,540,000	12,500,000
Earnings per share:
Basic (in dollars per share)	$ 0.76	$ (0.07)	$ 0.76	$ (0.07)
Diluted (in dollars per share)	$ 0.76	$ (0.07)	$ 0.76	$ (0.07)
Class B common stock
Earnings per Share
Economic interest					0.00%